PROPERTY AND EQUIPMENT, NET (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense	$ 1,395	8,653	7,847	5,167